22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                           OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
         None
Form 13F Information Table Entry Total:
         11
Form 13F Information Table Value Total:
         $1,036,335 (thousands)
List of Other Included Managers:
None

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
    Actuate Corporation      COM         00508B102           602        11,288  SH      Sole                   11,288
    Agile Software CorporatioCOM         00846X105       117,152     1,657,322  SH      Sole                1,657,322
    Broadbase Information SysCOM         11130R100        11,178       364,987  SH      Sole                  364,987
    Foundry Networks, Inc.   COM         35063R100       303,274     2,757,034  SH      Sole                2,757,034
    FVC.COM, Inc.            COM         30266P100         1,210       156,164  SH      Sole                  156,164
    HearMe                   COM         421903105            34         7,510  SH      Sole                    7,510
    Informix, Inc.           COM         456779107         1,250       168,112  SH      Sole                  168,112
    Interdent, Inc.          COM         45865R109         1,507       422,914  SH      Sole                  422,914
    Northpoint CommunicationsCOM         666610100        52,699     4,710,506  SH      Sole                4,710,506
    Portal Software, Inc.    COM         736126103       544,186     8,519,540  SH      Sole                8,519,540
    TUT Systems, Inc.        COM         901103101         3,243        56,517  SH      Sole                   56,517
